Asset Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Sensitivity of Asset Retirement Obligations and Accrued Environmental Costs to Changes in Discount Rate on Recorded Liability	Cash Flow Discounted Discount Rate December 31, 2022 Payments (years) 1 Cash Flows 2,3 +0.5% -0.5% Asset retirement obligations (60) 80 Retail 1 – 30 21 Potash 29 – 462 102 Phosphate 1 – 78 518 Corporate and others 4,5 1 – 484 546 Accrued environmental costs (5) 5 Retail 1 – 30 75 Corporate and others 1 – 20 375 Total 1,637 1 Time frame in which payments are expected to principally occur from December 31, 2022. Adjustments to the years can result from changes to the mine life and/or changes in the rate of tailings volumes. 2 Risk-free discount rates used to discount cash flows reflect current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation. Risk-free rates range from 3.0 percent to 5.5 percent. 3 Total undiscounted cash flows are $ 4.0 billion. For the Potash segment, this represents total undiscounted cash flows in the first year of decommissioning. This excludes subsequent years of tailings dissolution, fine tails capping, tailings management area reclamation, post-reclamation activities and monitoring, and final decommissioning, which are estimated to take an additional 125 to 433 years. 4 For nitrogen sites, we have not recorded any asset retirement obligations as no significant asset retirement obligations have been identified or there is no reasonable basis for estimating a date or range of dates of cessation of operations. We considered the historical performance of our facilities as well as our planned maintenance, major upgrades and replacements, which can extend the useful lives of our facilities indefinitely. 5 Includes certain potash and phosphate sites that are non-operating sites, with the majority of phosphate site payments taking place over the next 17 years.
Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations	Asset Accrued Retirement Environmental Obligations Costs Total Balance – December 31, 2021 1,231 505 1,736 Disposals ‐ (7) (7) Change in estimates 36 2 38 Settlements (81) (41) (122) Accretion 27 2 29 Foreign currency translation and other (26) (11) (37) Balance – December 31, 2022 1,187 450 1,637 Balance – December 31, 2022 is composed of: Current liabilities Payables and accrued charges (Note 20) 165 69 234 Non-current liabilities Asset retirement obligations and accrued environmental costs 1,022 381 1,403 We are subject to numerous environmental requirements under federal, provincial, state and local laws in the countries in which we operate. We have gypsum stack capping, and closure and post-closure obligations through our subsidiaries, PCS Phosphate Company, Inc. in White Springs, Florida, and PCS Nitrogen Inc. in Geismar, Louisiana, pursuant to the financial assurance regulatory requirements in those states. As at December 31, 2022, we had $ 391 in surety bonds and letters of credit outstanding relating to these financial assurance obligations. The recorded provisions may not necessarily reflect our obligations under these financial assurances.